Leases - Right of use assets and lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets - Property and equipment
Right-of-use assets	€ 20,409	€ 22,905	€ 25,513
Lease liabilities - Loans and borrowings
Current	7,302	6,013
Non-current	14,712	17,885
Office buildings
Right-of-use assets - Property and equipment
Right-of-use assets	20,409	22,905
Other facilities and equipment
Right-of-use assets - Property and equipment
Right-of-use assets	€ 259	€ 132